Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000246767
Shareholder Report [Line Items]
Fund Name	Range Global Coal Index ETF
Class Name	Range Global Coal Index ETF
Trading Symbol	COAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Global Coal Index ETF	$82	0.85%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Range Global Coal Index ETF	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	VettaFi Global Coal Index (USD) (TR)Footnote Reference†Footnote Reference‡
Jan/24	$10,000	$10,000	$10,000
Mar/24	$9,142	$10,818	$9,154
Jun/24	$9,499	$11,144	$9,552
Sep/24	$9,535	$11,893	$9,622
Dec/24	$8,466	$11,787	$8,566
Mar/25	$7,004	$11,643	$7,140
Jun/25	$7,114	$13,004	$7,279
Sep/25	$9,078	$14,010	$9,337
Nov/25	$8,854	$14,329	$9,119

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Range Global Coal Index ETF	-8.07%	-6.35%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	18.73%	21.40%
VettaFi Global Coal Index (USD) (TR)Footnote Reference†Footnote Reference‡	-6.45%	-4.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 26,448,740
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 145,082
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$26,448,740	26	$145,082	23%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	48.6%
Materials	49.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Warrior Met Coal	12.2%
Yancoal Australia	9.6%
Whitehaven Coal	8.8%
Alpha Metallurgical Resources	8.7%
Peabody Energy	6.1%
Stanmore Resources	4.9%
Alliance Resource Partners LP	4.8%
Natural Resource Partners LP	4.7%
Exxaro Resources	4.5%
Glencore PLC	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials
C000246770
Shareholder Report [Line Items]
Fund Name	Range Nuclear Renaissance Index ETF
Class Name	Range Nuclear Renaissance Index ETF
Trading Symbol	NUKZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Nuclear Renaissance Index ETF	$103	0.85%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Range Nuclear Renaissance Index ETF	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	VettaFi Nuclear Renaissance Index (USD) (NR)Footnote Reference‡Footnote Reference§
Jan/24	$10,000	$10,000	$10,000
Mar/24	$12,273	$10,818	$12,317
Jun/24	$13,145	$11,144	$13,183
Sep/24	$14,693	$11,893	$14,764
Dec/24	$16,284	$11,787	$16,390
Mar/25	$15,197	$11,643	$15,322
Jun/25	$22,492	$13,004	$22,726
Sep/25	$25,891	$14,010	$26,218
Nov/25	$26,158	$14,329	$26,523

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Range Nuclear Renaissance Index ETF	42.13%	67.94%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	18.73%	21.40%
VettaFi Nuclear Renaissance Index (USD) (NR)Footnote Reference‡Footnote Reference§	43.20%	69.20%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 744,495,329
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 3,083,117
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$744,495,329	45	$3,083,117	23%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	1.0%
Materials	1.4%
Energy	12.3%
Utilities	33.5%
Industrials	51.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Constellation Energy	8.9%
Cameco	8.6%
Silex Systems	3.4%
Quanta Services	3.0%
Oklo, Cl A	3.0%
Hitachi	2.8%
GE Vernova	2.8%
Lockheed Martin	2.7%
Endesa	2.7%
Curtiss-Wright	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials